Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Revenues:
Software	$ 8,131	$ 11,116	$ 14,912
Software – related party	1,372	96	456
Hardware	118,917	111,021	70,080
Total net revenues	128,420	122,233	85,448
Software	(8,720)	(7,247)	(7,491)
Hardware	(125,723)	(96,247)	(57,452)
Total cost of revenues	(134,443)	(103,494)	(64,943)
Total gross profit (loss)	(6,023)	18,739	20,505
Operating expenses:
Sales and marketing expenses	(2,456)	(4,252)	(3,050)
General and administrative expenses	(52,031)	(18,616)	(7,081)
Research and development expenses	(6,338)	(6,194)	(5,395)
Changes in the fair value of warrant liabilities		(200)	(12)
Total operating expenses	(60,825)	(29,262)	(15,538)
Other operating income	180	2,116	3,738
Operating income (loss)	(66,668)	(8,407)	8,705
Interest income	2	4	18
Interest expense	(2,578)	(1,832)	(852)
Other income	36	574	114
Other expense	(18)	(8)	(1)
Foreign exchange gain (loss)	499	(779)	692
Income (loss) from continuing operations, before income taxes	(68,727)	(10,448)	8,676
Income tax expense	(331)	(2,342)	(3,244)
Net income (loss) from continuing operations	(69,058)	(12,790)	5,432
Discontinued operations
(Loss) income from operations of discontinued entities	(1,300)	408	(3,421)
Income tax benefit (expense)	(1,641)	23	585
Net (loss) income on discontinued operations	(2,941)	431	(2,836)
Net income (loss)	(71,999)	(12,359)	2,596
Less: net income (loss) attributable to noncontrolling interest	(235)	210	(632)
Net income (loss) attributable to Borqs Technologies, Inc.	(71,764)	(12,569)	3,228
Add: Accretion to redemption value of Convertible Redeemable Preferred Shares		(6,956)	(976)
Allocation to holders of Convertible Redeemable Preferred Shares			(2,252)
Net loss attributable to ordinary shareholders	$ (71,764)	$ (19,525)
Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share-Basic:	$ (2.21)	$ (1.53)	$ 1
Earnings (loss) per share-Diluted:	(2.21)	(1.53)	0.39
Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share-Basic:	(0.09)	0.01	(1.00)
(Loss) earnings per share-Diluted:	(0.09)	0.01	(0.39)
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share-Basic:	(2.30)	(1.52)
Loss per share-Diluted:	$ (2.30)	$ (1.52)
Number of ordinary shares used in earnings per share computation:
Weighted-average number of ordinary shares used in calculating continuing operations-basic	31,200,056	12,842,671	4,224,725
Weighted-average number of ordinary shares used in calculating continuing operations-diluted	31,200,056	12,842,671	5,558,577
Weighted-average number of ordinary shares used in calculating discontinued operations-basic	31,200,056	12,842,671	4,224,725
Weighted-average number of ordinary shares used in calculating discontinued operations-diluted	31,200,056	12,842,671	5,558,577